RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

6.	RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions for the three months ended March 31, 2026 and 2025, and balances as of March 31, 2026 and December 31, 2025 are as follows:

Name	Relationship with the Company
Sean Da	CEO and Board Chair, and majority stockholder
Senslab HK Limited (hereinafter referred to as “Senslab HK”)	Affiliate of Sean Da
Senslab Technology Co., Ltd (hereinafter referred to as “Senslab SH”)	Affiliate of Sean Da
Ants Technology (HK) Limited (hereinafter referred to as “Ants”)	Affiliate of Sean Da
Kami Vision Incorporated (hereinafter referred to as “Kami”)	Affiliate of Sean Da
Yunyizhilian Information Technology Co., Ltd (hereinafter referred to as “Yunyizhilian”)	Entity under common control with Sean Da
Shanghai Xiaoyun Technology Co., Ltd. (hereinafter referred to as “Xiaoyun”)	Formerly VIE
Kunshan Ant Vision Electronic Technology Co., Ltd. (hereinafter referred to as “Yishijue”)	Formerly VIE
ZKCam Co., Ltd. (“ZKCam”)	Minority Stockholder of the Company

Impact of Related Party Transactions on Operations

During the three months ended March 31, 2026 and 2025, related party transactions had the following impact on income (loss) before income tax:

Related Party Transactions	Income (loss) before income tax
Income Statement	Three months ended
	March 31,
	2026	2025
Revenue share – related party (Kami)	$756,008	$570,588
Product revenue - related party (Kami)	-	134
Product revenue - related party (ZKCam)	135,364	-
Product revenue - related party (Xiaoyun)	517	-
Product revenue - related party (Yishijue)	667	-
Intelligent Information Service (Kami)	157,382	-
AI Service Sharing (Kami)	32,660	-
Product cost - related party (Senslab)	(140,802)	(909,624)
General and administrative expenses - Consulting fee-related party (Kami)	(33,611)	(74,486)
General and administrative expenses - Stockholder’s business travel expense (Sean)	(21,736)	(25,800)
General and administrative expenses - Financial consulting fee (Ants)	(15,000)	(15,000)
Other income - Marketing incentive subsidy income (Kami)	-	683,898
Total impact on income (loss) before income tax	$871,449	$229,710
% of income (loss) before income tax	608%	N/M %

Related Party Balances

As of March 31, 2026 and December 31, 2025, balances with related parties were as follows.

Related Party Transactions	As of March 31, 2026
Balance Sheet	Ants	Senslab SH	Senslab HK	ZKCam	Kami	Sean Da	Yi shijue	Xiao Yun	Total
Accounts receivable - related party	$-	$-	$-	$569,252	$2,544,441	$-	$667	$517	$3,114,877
Other receivable - related party, net	4,872	37,005		-		146,979		4,143	192,999
Including:									-
Other receivable - related party	4,872	37,005		-		146,979	-	4,143	192,999
Prepayment - related party	51,844	-		-	-	-	-		51,844
Advance to suppliers – related party	-	-	21,387	-	-	-	-		21,387
Accounts payable - related party	1,799	-		-	-	-	-		1,799
Other payable - related party	-	-		-	-	-	1,786		1,786

Related Party Transactions	As of December 31, 2025
Balance Sheet	Ants		Senslab SH	Senslab HK	Xiaoyun	ZKCam	Kami	Sean Da	Total
Accounts receivable - related party	$		$-	$-		$433,888	$1,632,002	$-	$2,065,890
Other receivable - related party, net		4,872	26,406		4,035	-	-	440,596	475,909
Including:			-	-				-	-
Other receivable - related party		4,872	26,406		4,035	-	-	440,596	475,909
Advance to suppliers – related party				21,387	-	-			21,387
Prepayment - related party		66,844	-	-		-	-	-	66,844

Specifically, transactions with each related party presented in the above tables are as follows:

Senslab HK Limited and Senslab Technology Co., Ltd

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Advance to suppliers - related party (Senslab HK)	$21,387	0%	$21,387	0%
Other receivable - related party (Senslab SH)	37,005	0%	26,406	0%
Total	$58,392	1%	$47,793	0%

	March 31,		December 31,
	2026		2025
	Balance	% of Total Liability	Balance	% of Total Liability
Accounts payable - related party (Senslab HK)	$-	-%	$-	-%
Accounts payable - related party (Senslab SH)	-	-%	-	-%
Total	$-	-%	$-	-%

Sean Da, the Company’s majority stockholder, owns approximately 38% of Senslab Technology Co., Ltd. (“Senslab SH”), which owns 100% of Senslab HK Limited (“Senslab HK”). Both entities are therefore considered related parties of the Company.

Historically, the Company procured security cameras from Senslab HK. Senslab HK purchased the products from Senslab SH and exported them to the Company. Beginning in the fourth quarter of 2023, after Senslab SH obtained import and export trade approval, the Company also began purchasing security cameras directly from Senslab SH.

The Company procured security cameras from Senslab HK for $nil during the three months ended March 31, 2026 and 2025. During the same periods, purchases from Senslab SH totaled $nil and $186,005, respectively. The significant decrease in purchases from related party suppliers in 2026 was primarily due to a shift in the Company’s business model toward higher-margin revenue streams, including revenue sharing and intelligent information services, which reduced the Company’s reliance on product sales and corresponding inventory purchases.

As of March 31, 2026 and December 31, 2025, accounts payable due to Senslab HK and Senslab SH were $nil for both periods.

Ants Technology (HK) Limited

	March 31,		December 31,
	2026		2025
	Balance	% of Total Asset	Balance	% of Total Asset
Prepayment - related party	$51,844	0%	$66,844	1%
Other receivable - related party	4,872	0%	4,872	0%
Total	$56,716	1%	$71,716	1%

	March 31,		December 31,
	2026		2025
	Balance	% of Total liabilities	Balance	% of Total liabilities
Accounts Payable-related party	$1,799	1%	$-	-%
Total	$1,799	1%	$-	-%

Sean Da, the Company’s majority stockholder, owns 95% of Ants.

Prepayment – Related Party

The prepayment is amortized based on (i) revenue collected from the sale of Ants’ inventories, (ii) reimbursements of costs incurred by Ants, and (iii) financial consulting fees payable to Ants beginning January 1, 2025 for bookkeeping support services at a monthly rate of $5,000.

For the three months ended March 31, 2026 and 2025, the Company recognized $15,000 of financial consulting fees. Revenue collected from the sale of Ants’ inventories was not material for the years presented.

As of March 31, 2026 and 2025, the remaining prepayment balance was $51,844 and $66,844, respectively.

Other receivable – related party

As of March 31, 2026 and December 31 2025, the Company had gross “other receivable – related party” balances due from Ants of $4,872 and $4,872, respectively.

Account Payable – related party

During the three months ended March 31, 2026 and ,2025, AMCV purchased security cameras from Ants in the amounts of $ 1,799 and $nil, respectively.

As of March 31, 2026 and December 31, 2025, accounts payable due to Ants were $1,799 and $nil, respectively.

The following table presents the movement of “other receivable – related party” balances due from Ants:

	March 31,	December 31,
	2026	2025

Balance at the beginning of the period	$4,872	$1,790,009

Repayment from Ants (1)	-	(1,790,009)
Inventory Transfer /(Procurement) (2)	-	4,872
Balance at the end of the period	$4,872	$4,872

(1)	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company.

(2)	Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. During March 31, 2026 and 2025, such activities resulted in net increases of $nil and $4,872, respectively, to the related-party receivable balance.

Kami Vision Incorporated

Sean Da, the Company’s majority stockholder, also serves as Chief Executive Officer of Kami and holds approximately 80% ownership of Kami. Accordingly, transactions between the Company and Kami are considered related-party transactions.

Revenue-Sharing Arrangement – Cloud Services & AI Service Sharing

In October 2021, the Company entered into a revenue-sharing agreement with Kami related to cloud-based services associated with the Company’s products. These services include storage of recorded video data, image analysis, and alert and intelligent detection services provided to end users.

Under the arrangement, the Company refers customers to Kami and is entitled to a portion of the subscription revenues generated from those customers.

On July 1, 2025, the Company entered into an amended agreement with Kami to revise the revenue-sharing percentages applicable to subscription revenues from referred customers. The amended terms apply prospectively and do not affect revenue recognized prior to the modification date.

Annual subscription periods	Percentage basis
	Inception through June 30, 2025	From July 1, 2025 Onwards
First year during which an end user starts the cloud service subscription from Kami	30%	30%
Second year during which an end user continues the cloud service	15%	30%
Third year and thereafter during which an end user continues the service subscription from Kami	0%	30%

In January 2026, based on the existing cloud services, the Company developed a new AI service module that utilizes AI technology to provide capabilities such as facial recognition, motion capture, and fall detection to end users, and the revenue sharing ratio for the AI service is consistent with the existing arrangement at 30%.

During the three months ended March 31, 2026 and 2025, revenue share from Kami amounted to $946,050 and $570,588, respectively. The amount earned during the three months ended March 31, 2026 consisted of $756,008 for basic services, $32,660 for AI services and $157,382 for intelligent services

Revenue - sharing arrangement - Intelligent Information Service Agreement

On October 1, 2025, the Company entered a revenue-sharing arrangement related with Kami.

Under the arrangement, Kami operates an artificial intelligence-driven information distribution platform and related application, which utilizes hardware products sold by the Company to generate monetization opportunities. Kami manages all aspects of the platform operations, including content distribution, pricing, bidding processes, and relationships with third-party traffic or content providers.

The Company does not operate the platform or application, does not control the underlying services provided to end users, and does not have any ongoing performance obligations after the sale of its hardware products. Instead, the Company is contractually entitled to receive 30% of net monetization revenue generated by Kami from users associated with the Company’s products. Net monetization revenue represents gross receipts collected by Kami from third-party platforms, less applicable platform fees and related charges.

The Company concluded that it acts as an agent in this arrangement, as it does not control the services provided to end users, does not determine pricing, and does not receive gross consideration from third-party platforms. Accordingly, revenue is recognized on a net basis equal to the Company’s contractual share of monetization revenue in accordance with ASC 606.

During the three months ended March 31, 2026 and 2025, the Company recognized revenue of $157,382 and $nil, respectively, under this agreement.

Accounts receivable – related party

Accounts receivable – related party primarily represents amounts due from Kami under the Company’s revenue-sharing arrangements, including the cloud services and AI services sharing arrangement and the Intelligent Information Service Agreement described above. These balances represent the Company’s contractual share of monetization revenues earned but not yet remitted by Kami as of the respective reporting dates.

The increase in accounts receivable – related party as of March 31, 2026 compared to December 31, 2025 primarily reflects increased monetization activities under arrangements with Kami and the timing of settlements.

Other Receivable – Related Party and Marketing Incentive Subsidy Income

The Company entered into a market promotion subsidy agreement with Kami effective January 1, 2025, pursuant to which Kami agreed to provide an annual subsidy of up to $2 million to support the Company’s marketing activities related to Kami’s cloud services. The agreement was not renewed for 2026, and no such arrangement was in effect during the three months ended March 31, 2026.

Subsidy amounts under the 2025 agreement were determined based on agreed marketing activities performed and were invoiced periodically by the Company to Kami. As these amounts were not generated from the Company’s primary revenue-producing activities, they were recognized as other income, with the related receivable recorded as “other receivable – related party.”

For the three months ended March 31, 2026 and 2025, the Company recognized subsidy income of $nil and $683,898, respectively, within other income.

As of March 31, 2026 and December 31, 2025, the Company had other receivable – related party balances of $nil and $nil, respectively.

Product revenue – related party

To promote adoption of Kami’s cloud subscription services, Kami launched a promotional campaign beginning in the third quarter of 2024 under which customers received a complimentary security camera upon subscribing to Kami’s cloud services. As part of this promotion, Kami purchased security cameras from the Company.

For the three months ended March 31, 2026 and 2025, product revenue - related party from Kami was $nil and $134, respectively. The decline in 2026 reflects reduced promotional procurement activity following the initial launch of the promotional campaign in 2025.

Consulting fee

The Company engaged certain employees of Kami Vision Incorporated (“Kami”) to provide services as contractors. the Company paid Kami service fees of $33,611 and $74,486 for the three months ended March 31, 2026 and 2025, respectively. These amounts were recorded within general and administrative expenses in the consolidated statements of operations.

There were no outstanding balances payable to Kami related to consulting services as of March 31, 2026 or December 31, 2025.

Sean Da

As of March 31, 2026 and December 31, 2025, amounts due from the Company’s majority stockholder were $146,979 and $440,596, respectively, and are included within “other receivable – related party” in the consolidated balance sheets. These balances primarily represent advances made for business travel and related expenditures incurred on behalf of the Company.

As of December 31, 2025, the balance of $440,596 represented a note receivable - stockholder, which was fully repaid as of March 31, 2026.

Beginning in 2025, the Company made advance payments to the Company’s majority stockholder, Sean Da, to cover business travel and other operating expenditures incurred on behalf of the Company. These advances are recorded within “other receivable – related party” until the related expenses are substantiated and recognized in the Company’s financial statements.

During three months ended March 31, 2026, business travel expenses of $21,736 were incurred on behalf of the Company and recognized as operating expenses. As of March 31,2026, the remaining balance of $146,979 represents unsubstantiated or unused advances and is included in “other receivable – related party.” Of the $146,979, $50,000 was collected as of May 18, 2026.

	March 31,		December 31,
	2026		2025
	Balance	% of Total Asset	Balance	% of Total Asset
Other receivable – related party	146,979	1%	440,596	0%
Total	$146,979	1%	$440,596	0%

ZKCam Technology Limited

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts receivable - related party	$569,252	5%	$433,888	3%
Total	$569,252	5%	$433,888	3%

ZKCam Technology Limited (“ZKCam”) is an affiliate of the Company. The Company commenced product sales to ZKCam in 2025 following the execution of a product sales agreement in the same year. Transactions with ZKCam are conducted in the ordinary course of business and primarily consist of the sale of products.

For the three months ended March 31, 2026 and 2025, product revenue recognized from ZKCam totaled $135,364 and $nil, respectively.

Amounts due from ZKCam primarily arose from these product sales and represent trade receivables generated in the normal course of business. As of March 31, 2026, the outstanding balance due from ZKCam was $569,252, which is included in accounts receivable – related party in the consolidated balance sheets. These receivables are unsecured, non-interest-bearing, and due on demand. The Company evaluates the collectability of related party receivables on an ongoing basis and believes the outstanding balance as of March 31, 2026 is fully collectible.

Shanghai Xiaoyun Technology Co., Ltd.

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Other receivable - related party	$4,143	0%	$4,035	0%
Accounts Receivable - related party	$517	0%	$-	-%
Total	$4,660	0%	$4,035	0%

Shanghai Xiaoyun Technology Co., Ltd. (“Xiaoyun”) was previously a variable interest entity (“VIE”) of the Company and was deconsolidated in December 2025 when the Company ceased to meet the criteria for consolidation.

Following the deconsolidation, Xiaoyun is considered a related party of the Company.

After the deconsolidation, due to the transition period, some product links of certain Amazon UK stores have not been removed from the website. AMC still sells some products through Amazon stores in Europe. After evaluation by the management, these sales are considered as direct transactions with Xiaoyun

Amounts due from Xiaoyun primarily arose from transactions in the ordinary course of business subsequent to deconsolidation. The balance outstanding as of March 31, 2025 represents trade receivables, is non-interest-bearing, and is due on demand.

During the three months ended March 31, 2026 and 2025, product revenue recognized from Xiaoyun totaled $517 and $nil, respectively. As of March 31, 2026 and December 31, 2025, the remaining Other receivable - related party balance was $4,143 and $4,035, respectively.

The Company evaluated and recorded the related-party receivable balance as of March 31, 2026 based on the underlying books and records. Management assesses collectability on an ongoing basis and believes the amount is recoverable as of March 31, 2026.

Kunshan Ant Vision Electronic Technology Co., Ltd

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance		% of Total Assets
Accounts Receivable - related party	$667	1%		$-	-%
Total	667	1%	$		-%

	March 31,		December 31,
	2026		2025
	Balance	% of Total Liabilities	Balance	% of Total Libilities
Other payable - related party	$1,786	1%	$-	-%
Total	$1,786	1%	$-	-%

Kunshan Ant Vision Electronic Technology Co., Ltd(“Yishijue”) was previously a variable interest entity (“VIE”) of the Company and was deconsolidated in December 2025 when the Company ceased to meet the criteria for consolidation.

Following the deconsolidation, Yishijue is considered a related party of the Company.

After the deconsolidation, due to the transition period, some product links of certain Amazon European stores have not been removed from the website. AMC still sells some products through Amazon stores in Europe. After evaluation by the management, these sales are considered as direct transactions with Yishijue

Amounts due from Yishijue primarily arose from transactions in the ordinary course of business subsequent to deconsolidation. The balance outstanding as of March 31, 2025 represents trade receivables, is non-interest-bearing, and is due on demand.

During the three months ended March 31, 2026 and 2025, product revenue recognized from Yishijue totaled $667 and $nil, respectively. As of March 31, 2026 and December 31, 2025, the remaining Other payable - related party balance was $1,786 and $nil, respectively.

The Company evaluated and recorded the related-party receivable balance as of March 31, 2026 based on the underlying books and records. Management assesses collectability on an ongoing basis and believes the amount is recoverable as of March 31, 2026

8.	RELATED PARTY BALANCES AND TRANSACTIONS

The Company engages in transactions with related parties in the normal course of business. The principal related parties with which the Company had transactions during the years ended December 31, 2025 and 2024 are as follows:

Name	Relationship with the Company
Sean Da	CEO and Board Chair, and majority stockholder
Senslab HK Limited (hereinafter referred to as “Senslab HK”)	Affiliate of Sean Da
Senslab Technology Co., Ltd (hereinafter referred to as “Senslab SH”)	Affiliate of Sean Da
Ants Technology (HK) Limited (hereinafter referred to as “Ants”)	Affiliate of Sean Da
Kami Vision Incorporated (hereinafter referred to as “Kami”)	Affiliate of Sean Da
Yunyizhilian Information Technology Co., Ltd (hereinafter referred to as “Yunyizhilian”)	Entity under common control with Mr. Sean Da.
Shanghai Xiaoyun Technology Co., Ltd. (hereinafter referred to as “Xiaoyun”)	Formerly VIE
ZKCam Co., Ltd. (“ZKCam”)	Minority Stockholder of the Company

Impact of Related Party Transactions on Operations

During the years ended December 31, 2025 and 2024, related party transactions had the following impact on income (loss) before income tax:

Related Party Transactions	Impact on pre-tax income (loss)
Income Statement	Years ended
	December 31,
	2025	2024
Revenue share – related party (Kami)	$3,118,617	$2,754,788
Product revenue - related party (Kami)	3,833	6,270
Product revenue - related party (ZKCam)	511,922	-
Product cost - related party (Senslab)	(2,223,113)	(6,002,463)
(Provision)/reversal for credit losses (Ants)	-	1,262,146
General and administrative expenses - Consulting fee-related party (Kami)	(234,912)	(334,317)
General and administrative expenses - Stockholder’s business travel expense (Sean)	(91,655)	-
General and administrative expenses - Financial consulting fee (Ants)	(60,000)	(60,000)
Other income - Marketing incentive subsidy income (Kami)	1,217,586	1,779,528
Interest expense (Ants)	-	(18,999)
Total impact on pre-tax loss	$2,242,278	$(613,047)
% of pre-tax income (loss)	306%	80%

Related Party Balances

As of December 31, 2025 and 2024, balances with related parties were as follows.

Related Party Transactions				As of December 31, 2025
Balance Sheet	Ants		Senslab SH	Senslab HK	Xiaoyun	ZKCam	Kami	Sean Da	Total
Accounts receivable - related party	$		$-	$-		$433,888	$1,632,002	$-	$2,065,890
Other receivable - related party, net		4,872	26,406		4,035	-	-	440,596	475,909
Including:			-	-				-	-
Other receivable - related party		4,872	26,406		4,035	-	-	440,596	475,909
Advance to suppliers – related party				21,387	-	-			21,387
Prepayment - related party		66,844	-	-		-	-	-	66,844

Related Party Transactions	As of December 31, 2024
Balance Sheet	Ants	Senslab SH	Senslab HK	Kami	Sean Da	Yunyizhilian	Total
Accounts receivable - related party	$-	$-	$-	$190,168	$-	$-	$190,168
Other receivable - related party, net	1,790,009	-	-	169,833	-	-	1,959,842
Including:			-				-
Other receivable - related party	1,790,009	-	-	169,833	-	-	1,959,842
Note receivable - stockholder	-	-	-	-	15,862	-	15,862
Prepayment - related party	126,965	-	-	-	-	-	126,965
Accounts payable - related party	-	6,258,235	2,285,008	-	-	-	8,543,243
Other payable - related party	-	-	-	-	-	6,269	6,269

Specifically, transactions with each related party presented in the above tables are as follows:

Senslab HK Limited and Senslab Technology Co., Ltd

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Advance to suppliers - related party (Senslab HK)	$21,387	1%	$-	-%
Other receivable - related party (Senslab SH)	26,406	1%	-	-%
Total	$47,793	1%	$-	-%

	December 31,		December 31,
	2025		2024
	Balance	% of Total Liability	Balance	% of Total Liability
Accounts payable - related party (Senslab HK)	$-	-%	$2,285,008	24%
Accounts payable - related party (Senslab SH)	-	-%	6,258,235	65%
Total	$-	-%	$8,543,243	89%

Sean Da, the Company’s majority stockholder, owns approximately 38% of Senslab Technology Co., Ltd. (“Senslab SH”), which owns 100% of Senslab HK Limited (“Senslab HK”). Both entities are therefore considered related parties of the Company.

Historically, the Company procured security cameras from Senslab HK. Senslab HK purchased the products from Senslab SH and exported them to the Company. Beginning in the fourth quarter of 2023, after Senslab SH obtained import and export trade approval, the Company also began purchasing security cameras directly from Senslab SH.

During the years ended December 31, 2025 and 2024, the Company purchased security cameras from Senslab HK in the amounts of $0 and $539,068, respectively. During the same periods, purchases from Senslab SH totaled $186,005 and $6,347,602, respectively. The significant decrease in purchases from related party suppliers in 2025 was primarily due to a shift in the Company’s business model toward higher-margin revenue streams, including revenue sharing and intelligent information services, which reduced the Company’s reliance on product sales and corresponding inventory purchases.

As of December 31, 2025 and 2024, accounts payable due to Senslab HK were $0 and $2,285,008, respectively. Accounts payable due to Senslab SH were $0 and $6,258,235, respectively.

As of December 31, 2024, total accounts payable to Senslab HK and Senslab SH aggregated $8,543,243, representing approximately 89% of the Company’s total liabilities. During 2025, the Company settled all outstanding balances payable to Senslab HK and Senslab SH. Accordingly, as of December 31, 2025, there were no outstanding accounts payable balances due to either entity.

The settlement of these balances during 2025 significantly reduced the Company’s concentration of liabilities with related-party suppliers compared to the prior year.

Ants Technology (HK) Limited

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Prepayment - related party	$66,844	1%	$126,965	2%
Other receivable - related party, net	4,872	0%	1,790,009	24%
Allowance for credit losses	-	-%	-	-%
Total	$71,716	1%	$1,916,974	26%

The Amazon online store for the North America region historically operated under Ants Technology (HK) Limited (hereinafter referred to as “Ants”). Ants authorized the Company to utilize its Amazon account free of charge for a period of five years, commencing on October 21, 2021 (hereinafter referred to as the “Authorization Agreement”).

In January 2025, the Company terminated the Authorization Agreement early and assumed ownership and control of the Amazon online store from Ants. Ants transferred to the Company all of its ownership interests in the Amazon online store, including, but not limited to, ownership of the shop, business operation rights, customer resources, operational and technical data, brand usage rights, intellectual property rights (such as trademarks, patents, and copyrights, if applicable), and other assets and rights related to the operation of the Amazon online store.

Sean Da, the Company’s majority stockholder, owns 95% of Ants.

Prepayment – Related Party

Upon signing the Authorization Agreement, the Company agreed to sell Ants’ remaining camera inventories and reimburse certain costs incurred by Ants on its behalf. To facilitate these payments, the Company prepaid Ants $359,192 in 2022.

The prepayment is amortized based on (i) revenue collected from the sale of Ants’ inventories, (ii) reimbursements of costs incurred by Ants, and (iii) financial consulting fees payable to Ants beginning January 1, 2025 for bookkeeping support services at a monthly rate of $5,000.

For the year ended December 31, 2025, the Company recognized $60,000 of financial consulting fees. Revenue collected from the sale of Ants’ inventories was not material for the years presented.

As of December 31, 2025 and 2024, the remaining prepayment balance was $66,844 and $126,965, respectively.

Other receivable – related party (Ants)

As of December 31, 2025 and 2024, the Company had gross “other receivable – related party” balances due from Ants of $4,872 and $1,790,009, respectively. The substantial decrease in 2025 primarily reflects settlement and collection of outstanding balances from prior periods.

The following table presents the movement of “other receivable – related party” balances due from Ants:

	Years ended
	December 31,
	2025		2024

Balance at the beginning of the period	$1,790,009		$1,768,473
Amazon Payments Ants Received (1)	-		(346,458)
Repayment from Ants (1)	(1,790,009)		-
Inventory Transfer /(Procurement) (2)	4,872		427,994
Financial Consulting (3)		-	(60,000)
Balance at the end of the period	$4,872		$1,790,009

(1)	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company. During the years ended December 31, 2025 and 2024, Ants repaid $1,790,009 and $346,458, respectively.

(2)

Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. During the years ended December 31, 2025 and 2024, such activities resulted in net increases of $4,872 and $427,994, respectively, to the related-party receivable balance.

(3)	The Company engaged employees of Ants to provide bookkeeping and financial consulting services. Financial consulting fees totaled $60,000 for the year ended December 31, 2024 and were recorded as reductions of the related-party receivable balance.

Provision for credit losses – related party

The Company recorded a provision for credit losses of $1,262,146 during the year ended December 31, 2023 related to amounts due from Ants. During the fourth quarter of 2024, the Company reversed the full $1,262,146 allowance previously recorded, as collectability improved and subsequent settlement activity supported recovery of the outstanding balance.

During the year ended December 31, 2025, Ants remitted substantial payments and other settlements were completed, significantly reducing the outstanding related-party receivable balance. As a result of these collections and settlements, management concluded that no allowance for credit losses was required as of December 31, 2025.

Accordingly, the allowance for credit losses was $nil as of both December 31, 2025 and 2024. The carrying value of “other receivable – related party” due from Ants was $4,872 and $1,790,009 as of December 31, 2025 and 2024, respectively.

The following table presents the movement of the allowance for credit losses:

	Years ended
	December 31,
	2025	2024

Balance at beginning of the period	$-	$1,262,146
Provision for credit loss	-	-
Reversal of credit loss previously recorded	-	(1,262,146)
Balance at the end of the period	$-	$-

Note payable – related party

On January 1, 2023, the Company entered into a revolving loan agreement with Ants to borrow up to $1,200,000 during the period from January 1, 2023 through December 31, 2024. The loan was unsecured and bore interest at a daily rate not exceeding 0.041%. The outstanding balance and any accrued interest were payable on demand.

As of December 31, 2025 and December 31, 2024, the Company had no outstanding principal balance or accrued interest under this loan agreement. For the years ended December 31, 2025 and 2024, the Company incurred $nil and $18,999 of interest expense, respectively, related to this loan agreement.

Kami Vision Incorporated

Sean Da, the Company’s majority stockholder, also serves as Chief Executive Officer of Kami Vision Incorporated (“Kami”) and holds approximately 80% ownership of Kami  . Accordingly, transactions between the Company and Kami are considered related-party transactions.

Revenue-Sharing Arrangement – Cloud Services

In October 2021, the Company entered into a revenue-sharing agreement with Kami related to cloud-based services associated with the Company’s products. These services include storage of recorded video data, image analysis, and alert and intelligent detection services provided to end users.

Under the arrangement, the Company refers customers to Kami and is entitled to a portion of the subscription revenues generated from those customers.

On July 1, 2025, the Company entered into an amended agreement with Kami to revise the revenue-sharing percentages applicable to subscription revenues from referred customers. The amended terms apply prospectively and do not affect revenue recognized prior to the modification date.

Annual subscription periods	Percentage basis
	Inception through June 30, 2025	From July 1, 2025 Onwards
First year during which an end user starts the cloud service subscription from Kami	30%	30%
Second year during which an end user continues the cloud service	15%	30%
Third year and thereafter during which an end user continues the service subscription from Kami	0%	30%

For the year ended December 31, 2025 and 2024, the Company recognized revenue of $2,895,956 and $2,754,788, respectively, from this revenue-sharing arrangement.

Revenue-sharing arrangement - Intelligent Information Service Agreement

On October 1, 2025, the Company entered into a revenue-sharing arrangement related with Kami.

Under the arrangement, Kami operates an artificial intelligence-driven information distribution platform and related application, which utilizes hardware products sold by the Company to generate monetization opportunities. Kami manages all aspects of the platform operations, including content distribution, pricing, bidding processes, and relationships with third-party traffic or content providers.

The Company does not operate the platform or application, does not control the underlying services provided to end users, and does not have any ongoing performance obligations after the sale of its hardware products. Instead, the Company is contractually entitled to receive 30% of net monetization revenue generated by Kami from users associated with the Company’s products. Net monetization revenue represents gross receipts collected by Kami from third-party platforms, less applicable platform fees and related charges.

The Company concluded that it acts as an agent in this arrangement, as it does not control the services provided to end users, does not determine pricing, and does not receive gross consideration from third-party platforms. Accordingly, revenue is recognized on a net basis equal to the Company’s contractual share of monetization revenue in accordance with ASC 606.

For the year ended December 31, 2025, the Company recognized $222,661 of revenue under this agreement.

Accounts receivable – related party

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Accounts receivable - related party	$1,632,002	13%	$190,168	3%
Other receivable - related party, net	-	-%	169,833	2%
Total	$1,632,002	13%	$360,001	5%

Accounts receivable – related party primarily represent amounts due from Kami under the Company’s revenue-sharing arrangements, including the Intelligent Information Service Agreement described above. These balances represent the Company’s contractual share of monetization revenues earned but not yet remitted by Kami as of the respective reporting dates.

Other receivable – related party as of December 31, 2024 primarily related to amounts due from Ants under prior operating arrangements. These balances were substantially settled during the year ended December 31, 2025, resulting in no outstanding balance as of December 31, 2025.

The increase in accounts receivable – related party as of December 31, 2025 compared to December 31, 2024 primarily reflects increased monetization activities under arrangements with Kami and the timing of settlements.

Subscription Receivable – Related Party

In June 2025, the Company entered into a subscription agreement with Kami Vision Incorporated (“Kami”), pursuant to which Kami subscribed for 228,571 shares of the Company’s common stock for a total purchase price of $5,000,000.

The Company received the full subscription proceeds during 2025, and the transaction was recorded within stockholders’ equity. Accordingly, no subscription receivable was outstanding as of December 31, 2025.

Other Receivable – Related Party and Marketing Incentive Subsidy Income

The Company entered into market promotion subsidy agreements with Kami effective January 1, 2024 and January 1, 2025, respectively. Under these agreements, Kami agreed to provide an annual subsidy of up to $2 million for each of the years 2024 and 2025 to support the Company’s marketing activities related to Kami’s cloud services.

The subsidy amounts are determined based on agreed marketing activities performed and are invoiced periodically by the Company to Kami. As these amounts are not generated from the Company’s primary revenue-producing activities, they are recognized as other income, with the related receivable recorded as “other receivable – related party.”

For the years ended December 31, 2025 and 2024, the Company recognized marketing incentive subsidy income of $1,217,586 and $1,779,528, respectively.

As of December 31, 2025 and 2024, the Company had other receivable – related party balances of $nil and $169,833, respectively. The decrease in 2025 primarily reflects the collection of outstanding balances from Kami.

PIPE Financing Funds

In September 2025, the Company received $4,000,000 from Kami Vision Incorporated (“Kami”) in connection with the PIPE financing. The funds were received prior to the closing of the Business Combination and were subject to completion of the transaction. Accordingly, the Company recorded the amount as a liability within “PIPE financing proceeds received in advance.”

Upon the closing of the Business Combination in December 2025, the PIPE financing was completed and total proceeds of $5,500,000 from Kami were received. The total amount of $5,500,000 includes previously recorded advance, together with additional proceeds received at closing, was reclassified to stockholders’ equity (common stock and additional paid-in capital).

In connection with the PIPE financing, the Company also issued warrants to purchase shares of its common stock (the “PIPE Warrants”) to Kami. The PIPE Warrants issued to Kami represent the right to acquire 1,540,000 shares of common stock, based on the terms of the PIPE financing.

Product revenue – related party

To promote adoption of Kami’s cloud subscription services, Kami launched a promotional campaign beginning in the third quarter of 2024 under which customers received a complimentary security camera upon subscribing to Kami’s cloud services. As part of this promotion, Kami purchased security cameras from the Company.

For the years ended December 31, 2025 and 2024, product revenue – related party from Kami totaled $3,833 and $6,270, respectively. The decline in 2025 reflects reduced promotional procurement activity following the initial launch of the promotional campaign in 2024.

Consulting fee

The Company engaged certain employees of Kami Vision Incorporated (“Kami”) to provide services as contractors. For the years ended December 31, 2025 and 2024, the Company paid Kami consulting service fees of $234,911 and $334,317, respectively. These amounts were recorded within general and administrative expenses in the consolidated statements of operations.

There were no outstanding balances payable to Kami related to consulting services as of December 31, 2025 or 2024.

Sean Da

As of December 31, 2025 and 2024, amounts due from the Company’s majority stockholder were $440,596 and $15,862, respectively, and are included within “other receivable – related party” in the consolidated balance sheets. These balances primarily represent advances made for business travel and related expenditures incurred on behalf of the Company.

As of December 31, 2024, the balance of $15,862 represented a note receivable from the stockholder, which was fully repaid during the year ended December 31, 2025.

Beginning in January 2025, the Company made advance payments to the Company’s majority stockholder, Sean Da, to cover business travel and other operating expenditures incurred on behalf of the Company. These advances are recorded within “other receivable – related party” until the related expenses are substantiated and recognized in the Company’s financial statements.

For the year ended December 31, 2025, business travel expenses of $91,665 were incurred on behalf of the Company and recognized as operating expenses. As of December 31, 2025, the remaining balance of $440,596 represents unsubstantiated or unused advances and is included in “other receivable – related party.” The total balance of $440,596 was fully collected in April 2026.

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Subscription receivable - stockholder	$-	0%	$-	0%
Note receivable – stockholder	-	0%	15,862	0%
Other receivable – related party	440,596	0%	-	0%
Total	$440,596	0%	$15,862	0%

Yunyizhilian Information Technology Co., Ltd

	December 31,		December 31,
	2025		2024
	Balance	% of Total Liability	Balance	% of Total Liability
Other payable - related party	$-	0%	$6,269	0%

Yunyizhilian Information Technology Co., Ltd. (“Yunyizhilian”) is affiliated with Ants Technology (HK) Limited (“Ants”), which is a related party of the Company.

Amounts due to Yunyizhilian arose from related-party operating and working capital arrangements. The balance outstanding as of December 31, 2024 primarily represented a short-term, non-interest-bearing working capital advance.

The Company evaluated and recorded the related-party payable balance as of December 31, 2025 based on the underlying books and records.

ZKCam Technology Limited

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts receivable - related party	$433,888	3%	$	0%

ZKCam Technology Limited (“ZKCam”) is an affiliate of the Company. During the year ended December 31, 2025, the Company entered into transactions with ZKCam in the ordinary course of business, primarily consisting of the sale of products. For the year ended December 31, 2025, product revenue recognized from ZKCam totaled $511,922, compared to $0 for the year ended December 31, 2024.

Amounts due from ZKCam primarily arose from these product sales and represent trade receivables generated in the normal course of business. As of December 31, 2025, the outstanding balance due from ZKCam was $433,888, which is included in accounts receivable – related party in the consolidated balance sheets. These receivables are unsecured, non-interest-bearing, and due on demand. The Company evaluates the collectability of related party receivables on an ongoing basis and believes the outstanding balance as of December 31, 2025 is fully collectible.

There was no balance outstanding as of December 31, 2024. The Company evaluated and recorded the related-party receivable balance as of December 31, 2025 based on the underlying books and records. Management assesses the collectability of related-party receivables on an ongoing basis and believes the outstanding balance as of December 31, 2025 is fully recoverable.

Shanghai Xiaoyun Technology Co., Ltd.

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Other receivable - related party	$4,035	3%	$	0%

Shanghai Xiaoyun Technology Co., Ltd. (“Xiaoyun”) was previously a variable interest entity (“VIE”) of the Company and was deconsolidated in December 2025 when the Company ceased to meet the criteria for consolidation.

Following the deconsolidation, Xiaoyun is considered a related party of the Company.

Amounts due from Xiaoyun primarily arose from transactions in the ordinary course of business subsequent to deconsolidation. The balance outstanding as of December 31, 2025 represents trade receivables, is non-interest-bearing, and is due on demand.

There was no balance outstanding as of December 31, 2024.

The Company evaluated and recorded the related-party receivable balance as of December 31, 2025 based on the underlying books and records. Management assesses collectability on an ongoing basis and believes the amount is recoverable as of December 31, 2025.